PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Threshold for low value leases	€ 5,000
Additions to right-of-use assets	134	€ 127
Expense relating to low value and short-term leases	18	€ 10
Value of lease extension and termination options, right-of-use assets	€ 18